Financial instruments - Fair values and risk management - Currency risk (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2022 GBP (£)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 $ / €	Mar. 31, 2022 £ / €	Mar. 31, 2021 GBP (£)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 $ / €	Mar. 31, 2021 £ / €	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 $ / €	Mar. 31, 2020 £ / €
Disclosure of detailed information about financial instruments [line items]
Proceeds from issue of notes	€ 1,200.0
Exchange rate							1.1065	0.8422			1.1728	0.8510			1.1029	0.8883
Promissory notes maturing October 2022
Disclosure of detailed information about financial instruments [line items]
Proceeds from issue of notes	226.0	$ 250.0
Foreign currency risk | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness	0.0		€ (8.0)	€ 40.0
Monetary liabilities | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure	549.0		1,224.5	1,074.7		$ 607.5			£ 597.3	$ 613.0				$ 1,181.0
Long-term borrowings [member] | USD | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure	281.3		81.6	117.1		311.3				95.7				129.2
Long-term borrowings [member] | GBP | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure			701.8						597.3
Pre-delivery payments due to aircraft manufacturer, Boeing | USD | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure	267.7		441.1	957.6		296.2				517.3				1,051.8
Monetary assets | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure	383.2		441.5	1,974.8	£ 28.3	386.8			8.1	506.7			£ 22.5	2,150.1
Cash and liquid resources | USD | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure	349.6		432.0	1,949.5		$ 386.8				$ 506.7				$ 2,150.1
Cash and liquid resources | GBP | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure	€ 33.6		€ 9.5	€ 25.3	£ 28.3				£ 8.1				£ 22.5